Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Charter Aspect

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,692,207	(266,772)	2,425,435
Forwards	1,015,350	(696,340)	319,010

Total Assets	3,707,557	(963,112)	2,744,445

Liabilities
Futures	(266,772)	266,772	–
Forwards	(696,340)	696,340	–

Total Liabilities	(963,112)	963,112	–

Unrealized currency gain			904,006

Total net unrealized gain on open contracts			3,648,451

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,359,953	(658,381)	1,701,572
Forwards	461,172	(195,918)	265,254

Total Assets	2,821,125	(854,299)	1,966,826

Liabilities
Futures	(658,381)	658,381	–
Forwards	(195,918)	195,918	–

Total Liabilities	(854,299)	854,299	–

Unrealized currency gain			857,065

Net unrealized gain on open contracts			2,823,891

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	25,195	(292,447)	1,270,115	(53,368)	949,495	787
Equity	328,936	(67,856)	17,113	(50,337)	227,856	386
Foreign currency	214,420	(312,688)	669,973	(158,774)	412,931	451
Interest rate	1,176,289	(11,095)	5,516	(16,547)	1,154,163	1,386
Total	1,744,840	(684,086)	1,962,717	(279,026)	2,744,445
Unrealized currency gain					904,006
Total net unrealized gain on open contracts					3,648,451

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	24,259	(230,790)	546,456	(87,631)	252,294	912
Equity	1,058,008	–	3,160	(11,420)	1,049,748	550
Foreign currency	236,474	(170,191)	239,390	(28,552)	277,121	788
Interest rate	88,202	(271,802)	625,176	(53,913)	387,663	1,640
Total	1,406,943	(672,783)	1,414,182	(181,516)	1,966,826
Unrealized currency gain					857,065
Total net unrealized gain on open contracts					2,823,891

Schedule of Effect of Trading Activities on the Statements of Income and Expenses

Charter Aspect

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	5,324,415	(1,148,405)	(4,929,264)
Equity	(649,691)	5,160,541	(2,163,493)
Foreign currency	1,173,851	(890,623)	(1,694,971)
Interest rate	4,809,281	(3,930,101)	3,085,699
Unrealized currency gain (loss)	46,941	54,093	(45,631)
Total	10,704,797	(754,495)	(5,747,660)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	9,880,237	(1,960,912)	(4,389,057)
Net change in unrealized	824,560	1,206,417	(1,358,603)
Total Trading Results	10,704,797	(754,495)	(5,747,660)

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Charter Campbell

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	873,317	(134,615)	738,702
Forwards	1,536,029	(981,488)	554,541

Total Assets	2,409,346	(1,116,103)	1,293,243

Liabilities
Futures	(134,615)	134,615	–
Forwards	(981,488)	981,488	–

Total Liabilities	(1,116,103)	1,116,103	–

Unrealized currency loss			(2,400,799)

Total net unrealized loss on open contracts			(1,107,556)

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,306,032	(374,233)	931,799
Forwards	528,118	(296,785)	231,333

Total Assets	1,834,150	(671,018)	1,163,132

Liabilities
Futures	(374,233)	374,233	–
Forwards	(296,785)	296,785	–

Total Liabilities	(671,018)	671,018	–

Unrealized currency loss			(2,388,713)

Net unrealized loss on open contracts			(1,225,581)

  The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

Schedule of Effect of Trading Activities on the Statements of Financial Condition
December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	3,667	(117,406)	290,455	(24,367)	152,349	848
Equity	53,954	(46,233)	689	(4,261)	4,149	309
Foreign currency	68,076	(785,527)	1,356,424	(120,304)	518,669	429
Interest rate	625,971	(9,658)	10,110	(8,347)	618,076	977
Total	751,668	(958,824)	1,657,678	(157,279)	1,293,243
Unrealized currency loss					(2,400,799)
Total net unrealized loss on open contracts					(1,107,556)

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	8,370	(210,864)	205,290	(23,930)	(21,134)	662
Equity	968,426	–	5,650	(9,857)	964,219	549
Foreign currency	73,963	(26,337)	454,118	(270,448)	231,296	5,227
Interest rate	41	(128,798)	118,292	(784)	(11,249)	1,357
Total	1,050,800	(365,999)	783,350	(305,019)	1,163,132
Unrealized currency loss					(2,388,713)
Total net unrealized loss on open contracts					(1,225,581)

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Charter Campbell

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	599,779	1,883,702	(78,186)
Equity	(1,237,700)	5,768,347	1,698,887
Foreign currency	2,159,305	1,007,270	588,805
Interest rate	3,854,602	(1,753,108)	2,058,201
Unrealized currency gain (loss)	(12,086)	965	3,072
Total	5,363,900	6,907,176	4,270,779

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	5,245,875	7,027,256	5,466,229
Net change in unrealized	118,025	(120,080)	(1,195,450)
Total Trading Results	5,363,900	6,907,176	4,270,779

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Charter WNT

Offsetting of Derivative Assets and Liabilities as of December 31, 2014:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,905,937	(511,243)	1,394,694
Forwards	264,618	(264,618)	–

Total Assets	2,170,555	(775,861)	1,394,694

Liabilities
Futures	(511,243)	511,243	–
Forwards	(492,731)	264,618	(228,113)

Total Liabilities	(1,003,974)	775,861	(228,113)

Unrealized currency loss			(97,502)

Total net unrealized gain on open contracts			1,069,079

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,391,563	(576,554)	1,815,009
Forwards	120,687	(106,402)	14,285

Total Assets	2,512,250	(682,956)	1,829,294

Liabilities
Futures	(576,554)	576,554	–
Forwards	(106,402)	106,402	–

Total Liabilities	(682,956)	682,956	–

Unrealized currency loss			(37,574)

Net unrealized gain on open contracts			1,791,720

  The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2014 and 2013:

Schedule of Effect of Trading Activities on the Statements of Financial Condition

December 31, 2014

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	14,752	(347,794)	652,281	(24,681)	294,558	375
Equity	418,583	(89,028)	1,100	(35,699)	294,956	351
Foreign currency	49,527	(281,674)	467,499	(91,186)	144,166	594
Interest rate	566,705	(131,849)	108	(2,063)	432,901	1,443
Total	1,049,567	(850,345)	1,120,988	(153,629)	1,166,581
Unrealized currency loss					(97,502)
Total net unrealized gain on open contracts					1,069,079
December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	68,217	(116,121)	440,152	(51,851)	340,397	375
Equity	1,314,348	(39)	–	(150)	1,314,159	469
Foreign currency	258,532	(114,574)	295,620	(1,778)	437,800	663
Interest rate	90,691	(389,730)	44,690	(8,713)	(263,062)	1,087
Total	1,731,788	(620,464)	780,462	(62,492)	1,829,294
Unrealized currency loss					(37,574)
Total net unrealized gain on open contracts					1,791,720

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	7
Options written	–	7

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Charter WNT

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012, included in Total Trading Results:

	December 31,
	2014	2013	2012
Type of Instrument	$	$	$
Commodity	1,595,504	1,183,467	(4,329,868)
Equity	(267,178)	6,646,764	465,473
Foreign currency	1,090,894	1,250,251	(2,691,759)
Interest rate	5,466,604	(3,216,434)	4,629,105
Unrealized currency gain (loss)	(59,929)	5,616	6,686
Total	7,825,895	5,869,664	(1,920,363)

Line items on the Statements of Income and Expenses for the years ended December 31, 2014, 2013, and 2012:

	December 31,
	2014	2013	2012
Trading Results	$	$	$
Net realized	8,548,536	4,765,656	(1,128,261)
Net change in unrealized	(722,641)	1,104,008	(792,102)
Total Trading Results	7,825,895	5,869,664	(1,920,363)